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                                              1933 Act Registration No. 33-27772
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 3 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

                              SEPARATE ACCOUNT VUL

                                       of

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              (Exact Name of Trust)

THE AMERICAN FRANKLIN LIFE                        ROSS D. FRIEND., ESQ.
INSURANCE COMPANY                                 Senior Vice President,
(Name of Depositor)                               Secretary and General Counsel
#1 Franklin Square                                THE AMERICAN FRANKLIN LIFE
Springfield, Illinois 62713                       INSURANCE COMPANY
(Address of Depositor's                           #1 Franklin Square
Principal Executive Offices)                      Springfield, Illinois 62713
                                                  (Name and Address of Agent for
                                                  Service)

                      Insurance Company's Telephone Number,
                       including Area Code: (800) 528-2011

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.
                        SUTHERLAND, ASBILL & BRENNAN LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C.  20004


Pursuant to Rule 24f-2 of the Investment Company Act of 1940, Registrant has elected to register an indefinite number of units of interest in Separate Account VUL under flexible premium variable life insurance policies. Registrant filed a Form 24F-2 for the fiscal year ended December 31, 1996 on February 26, 1997.

     It is proposed that this filing will become effective (check appropriate box):

          /X/  immediately upon filing pursuant to paragraph (b) of Rule 485

          / /  on ____________ pursuant to paragraph (b) of Rule 485

          / /  60 days after filing pursuant to paragraph (a) of Rule 485

          / /  on ____________ pursuant to paragraph (a) of Rule 485

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This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously-filed registration statement, Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed March 6, 1991 (File No. 33-27772), is incorporated by reference herein in its entirety.

The following undertaking is added to Part II, Undertaking to File Reports:

The American Franklin Life Insurance Company ("American Franklin") hereby represents that the fees and charges deducted under the flexible premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Franklin.


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                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Separate Account VUL of The American Franklin Life Insurance Company certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Springfield, and State of Illinois on the 22nd of July, 1997.



                                        SEPARATE ACCOUNT VUL OF
                                        THE AMERICAN FRANKLIN LIFE
                                        INSURANCE COMPANY


                                        By:  THE AMERICAN FRANKLIN
                                             LIFE INSURANCE COMPANY,
                                             Depositor


[SEAL]

                                        By:         /s/ Ross D. Friend
                                             -----------------------------------
                                                  Ross D. Friend,
                                               Senior Vice President,
                                                General Counsel and
                                                     Secretary



Attest:


      /s/ Elizabeth E. Arthur
-----------------------------------
          Elizabeth E. Arthur
          Assistant Secretary


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, The American Franklin Life Insurance Company certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois on the 22nd day of July, 1997.

                                        THE AMERICAN FRANKLIN
                                        LIFE INSURANCE COMPANY

                                        By:         /s/ Ross D. Friend
                                             -----------------------------------
                                                  Ross D. Friend,
                                               Senior Vice President,
                                                General Counsel and
                                                     Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form S-6 has been signed by the following persons in the capacities and on the dates indicated:

Signature                          Title                              Date
---------                          -----                              ----

                              Director                           July __, 1997
-------------------------
James S. D'Agostino

/s/ Earl W. Baucom            Senior Vice President, Chief       July 18, 1997
-------------------------     Financial Officer (principal
Earl W. Baucom                financial officer and principal
                              accounting officer) and Director

/s/ Robert M. Beuerlein       Director                           July 15, 1997
-------------------------
Robert M. Beuerlein

/s/ Brady W. Creel            Director                           July 15, 1997
-------------------------
Brady W. Creel

                              Director                           ______, 1997
-------------------------
Robert M. Devlin

/s/ Ross D. Friend            Director and Secretary             July 22, 1997
-------------------------
Ross D. Friend

/s/ Robert J. Gibbons         Director and President             July 18, 1997
-------------------------     (principal executive
Robert J. Gibbons             officer)

                              Director                           ______, 1997
-------------------------
Jon P. Newton

/s/ Gary D. Reddick           Director                           July 22, 1997
-------------------------
Gary D. Reddick

                              Director                           ______, 1997
-------------------------
Peter V. Tuters



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